Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Revenue Recognition

2. Revenue Recognition

Contract Balances

The following table provides information about contract liabilities from contracts with customers:

	June 30, 2020	December 31, 2019	June 30, 2019	December 31, 2018
Contract liabilities	$327	$300	$817	$718

Contract liabilities primarily relate to advance consideration received from customers and deferred revenue for which transfer of control occurs, and therefore revenue is recognized, as services are provided. Contract balances are reported in a net contract asset or liability position on a contract-by-contract basis at the end of each reporting period.

During the six months ended June 30, 2020, contract liabilities increased $27. The Company recognized $0 of revenue during the six months ended June 30, 2020 that was included in the contract liability balance at the beginning of the period.

During the six months ended June 30, 2019, contract liabilities increased $99. The Company recognized $0 of revenue during the six months ended June 30, 2019 that was included in the contract liability balance at the beginning of the period.

Transaction Price Allocated to Remaining Performance Obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at June 30, 2020:

June 30, 2020	Remaining 2020	2021	2022	2023	Thereafter
Product Revenue	$327	$0	$0	$0	$0

2. Revenue Recognition

Contract Balances

The following table provides information about contract liabilities from contracts with customers:

	December 31, 2019	December 31, 2018	January 1, 2018
Contract liabilities	$300	$718	$660

Contract liabilities primarily relate to advance consideration received from customers and deferred revenue for which transfer of control occurs, and therefore revenue is recognized, as services are provided. Contract balances are reported in a net contract asset or liability position on a contract-by-contract basis at the end of each reporting period.

During the year ended December 31, 2019, contract liabilities decreased $418. The Company recognized $58 of revenue during the year ended December 31, 2019 that was included in the contract liability balance at the beginning of the period.

During the year ended December 31, 2018, contract liabilities increased $58. The Company recognized $0 of revenue during the year ended December 31, 2018 that was included in the contract liability balance at the beginning of the period.

Transaction Price Allocated to Remaining Performance Obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period:

December 31, 2019	2020	2021	2022	2023	Thereafter
Product Revenue	$300	$0	$0	$0	$0

Significant Judgments in Application of the Guidance

The Company uses the following methods, inputs, and assumptions in determining amounts of revenue to recognize:

Determination of Transaction Price

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring products or services to the customer. The Company includes any fixed charges within its contracts as part of the total transaction price. In addition, several contracts include variable consideration such as refunds, penalties, and the customer’s right to return. The Company has concluded that its estimation of variable consideration results in an adjustment to the transaction price such that it is probable that a significant reversal of cumulative revenue would not occur in the future.

Assessment of Estimates of Variable Consideration

Many of the Company’s contracts with customers contain some component of variable consideration. The Company estimates variable consideration, such as refunds, penalties, and credits, using the expected value method, and adjusts transaction price for its estimate of variable consideration. Throughout the year, we update our estimate of variable consideration on a monthly basis, and adjust transaction price accordingly by recording an adjustment to net revenue and refund liability with respect to variable consideration such as penalties, refunds, and credits to customers. Therefore, management applies the constraint in its estimation of variable consideration for inclusion in the transaction price such that it is probable that a significant reversal of cumulative revenue would not occur in the future.

Practical Expedients and Exemptions

As permitted by ASC 606, the Company elected to use certain practical expedients in connection with the implementation of ASC 606. The Company treats costs associated with obtaining new contracts as expenses when incurred if the amortization period of the asset the Company would recognize is one year or less. The Company does not adjust the transaction price for significant financing components, as the Company’s contracts typically do not span more than a one year period. The election of these practical expedients results in accounting treatments that the Company believes are consistent with historical accounting policies and, therefore, these elections of practical expedients do not have a material impact on the comparability of the financial statements as no revenue was earned during the year ended December 31, 2018.